Average Annual Total Returns - FidelityCaliforniaMunicipalMoneyMarketFund-InstitutionalPRO - FidelityCaliforniaMunicipalMoneyMarketFund-InstitutionalPRO - Fidelity California Municipal Money Market Fund - Fidelity California Municipal Money Market Fund - Institutional Class - Return Before Taxes
Apr. 29, 2025
Average Annual Return:
Past 1 year	3.01%
Past 5 years	1.44%
Past 10 years	1.06%